SEGMENT INFORMATION 2 (Details) - USD ($) $ in Thousands	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2013		Sep. 30, 2013 [2]	Jun. 30, 2013 [2]	Mar. 31, 2013 [2]	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total assets	$ 410,141					$ 102,030					$ 410,141	$ 102,030
Affiliate	29,993	[1]	$ 17,060	$ 10,168	$ 2,182	2,555	[2]	$ 2,417	$ 2,106	$ 1,435	59,403	5,073	$ 0
Total revenues											59,403	8,513	7,300
Depreciation and amortization											4,473	3,071	1,624
Income (loss) from operations	16,022	[1]	$ 5,942	$ 2,874	$ (4,324)	(4,278)	[2]	$ (3,264)	$ (3,583)	$ (3,290)	20,514	(14,415)	(6,415)
Interest Revenue (Expense), Net											(2,672)	13	0
Expenditures for property, plant and equipment											47,805	47,192	24,712
Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Total assets	105,631					64,588					105,631	64,588
Total revenues											58,205	8,513	7,300
Depreciation and amortization											2,694	1,739	680
Income (loss) from operations											36,655	(3,987)	2,178
Interest Revenue (Expense), Net											0	0	0
Expenditures for property, plant and equipment											32,279	28,400	18,990
Storage Segment [Member]
Segment Reporting Information [Line Items]
Total assets	53,038					37,367					53,038	37,367
Total revenues											1,198	0	0
Depreciation and amortization											1,779	1,332	944
Income (loss) from operations											(7,940)	(7,976)	(7,293)
Interest Revenue (Expense), Net											0	0	0
Expenditures for property, plant and equipment											15,526	18,792	5,722
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 251,472					$ 75					251,472	75
Total revenues											0	0	0
Depreciation and amortization											0	0	0
Income (loss) from operations											(8,201)	(2,452)	(1,300)
Interest Revenue (Expense), Net											(2,672)	13	0
Expenditures for property, plant and equipment											$ 0	$ 0	$ 0

[1]	(a)The information presented includes the results of operations of our Predecessor for periods presented through May 13, 2014, of the West Ladder Rack through the DCR West Ladder Effective Date, of the Toledo Storage Facility through the Toledo Storage Facility Effective Date and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations.
[2]	Net income per unit is only calculated for the Partnership after the completion of the Offering as no units were outstanding prior to May 14, 2014. Net loss attributable to the DCR West Rack, Toledo Storage Facility and Delaware City Products Pipeline and Truck Rack prior to the DCR West Rack Effective Date, Toledo Storage Facility Effective Date and Delaware City Products Pipeline and Truck Rack Effective Date were allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to previously reported net income per unit.